COMMON SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
COMMON SHARE CAPITAL
COMMON SHARE CAPITAL
12.	COMMON SHARE CAPITAL

The authorized share capital of the Company is comprised of an unlimited number of common shares without par value. A summary of common share transactions for the years ended December 31, 2024 and 2023 is as follows:

	2024		2023
	Number of shares	Amount	Number of shares	Amount
	(000’s)		(000’s)
Common shares
Balance at January 1,	1,227,838	$4,481.6	1,221,891	$4,449.5
Issued:
Issued under share option and restricted share plans	1,288	5.7	5,947	32.1
Total common share capital	1,229,126	$4,487.3	1,227,838	$4,481.6

i.	Dividends on common shares

The following summarizes dividends declared and paid during the years ended December 31, 2024 and 2023:

	2024		2023
	Per share	Total paid	Per share	Total paid
Dividends declared and paid during the year:
Three months ended March 31	$0.03	$36.9	$0.03	$36.8
Three months ended June 30	0.03	36.8	0.03	36.9
Three months ended September 30	0.03	36.9	0.03	36.8
Three months ended December 31	0.03	36.9	0.03	36.8
Total		$147.5		$147.3

On February 12, 2025, the Board of Directors declared a dividend of $0.03 per common share, payable on March 20, 2025 to shareholders of record on March 5, 2025.

There were no dividends declared but unpaid at December 31, 2024 or December 31, 2023.